Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2021
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Impairment of		34 200	112 736	19 868
property, plant and equipment	20	33 973	108 575	19 850
right of use assets	18	35	3 322	—
other intangible assets		80	839	11
equity accounted investment		112	—	—
other assets		—	—	7
Reversal of impairment of		(5 468)	—	(949)
property, plant and equipment	20	(5 440)	—	(949)
right of use assets	18	(2)	—	—
other intangible assets		(26)	—	—
(Profit)/loss on	11	(5 520)	(715)	1 109
disposal of property, plant and equipment		(96)	25	(32)
disposal of other intangible assets		(130)	—	—
disposal of other assets		52	148	—
disposal of businesses		(5 615)	(1 684)	(267)
disposal and scrapping of property, plant and equipment		269	796	1 408
Write-off of unsuccessful exploration wells	20	6	(43)	34
Remeasurement items per income statement		23 218	111 978	20 062
Tax effect		(7 771)	(26 399)	(4 409)
Non-controlling interest effect		1	(931)	(5)
Total remeasurement items for subsidiaries and joint operations, net of tax		15 448	84 648	15 648
Effect of remeasurement items for equity accounted investments		23	—	15
Total remeasurement items for the group, net of tax		15 471	84 648	15 663

Schedule of main assumptions used for impairment calculations

Main assumptions used for impairment calculations

		2021	2020	2019
Long-term average crude oil price (Brent) (nominal)*	US$/bbl	70,09	59,69	71,17
Long-term average ethane price (nominal)*	US$c/gal	37,18	32,79	39,04
Long-term average ammonia price*	Rand/ton	5 297,00	4 664,32	4 258,54
Long-term average Southern African gas purchase price (real)*	US$c/Gj	8,41	7,10	4,86
Long-term average refining margin (nominal)*	US$/bbl	9,67	9,43	10,16
Long-term average exchange rate*	Rand/US$	14,57	15,20	14,29
*

Assumptions are provided on a long-term average basis. Oil and ammonia prices and exchange rate assumptions are calculated based on a five year period, while the ethane price is based on a ten year period. The refining margin is calculated until 2034, linked to the Sasolburg refinery's useful life. The Southern African gas purchase price is calculated until 2050, linked to the South African integrated value chain's useful life.

			United
		South	States of
		Africa	America	Europe
		%	%	%
Growth rate — long-term Producer Price Index	2021	5,50	2,00			2,00
Weighted average cost of capital*	2021	14,03	7,70	7,70	–	9,05
Growth rate — long-term Producer Price Index	2020	5,50	2,00			2,00
Weighted average cost of capital*	2020	14,22	7,66	7,66	–	9,79
Growth rate — long-term Producer Price Index	2019	5,50	2,00			2,00
Weighted average cost of capital*	2019	13,12	7,18	7,18	–	9,48
*	Calculated using spot market factors on 30 June.

Summary of significant impairment/(reversal of impairment) of assets

	Property,		Other
	plant and	Right of	intangible			Recoverable
	equipment	use assets	assets	Other	Total	amount*
	2021	2021	2021	2021	2021	2021
Segment and Cash-generating unit (CGU)	Rm	Rm	Rm	Rm	Rm	Rm
Fuels Segment
Secunda liquid fuels refinery	24 456	—	—	—	24 456	23 232
Chemicals Africa segment
Southern Africa Wax value chain	7 863	—	—	—	7 863	2 748
Chlor Alkali and PVC	1 094	—	—	—	1 094	393
Chemicals America segment
US Phenolics assets	351	30	79	—	460	—
Ethylene Oxide/Ethylene Glycol (EO/EG)	(4 906)	(2)	(26)	—	(4 934)	110 113
Gas segment
Sasol Canada - Shale gas assets	(521)	—	—	—	(521)	357
Other	196	5	1	112	314	—
	28 533	33	54	112	28 732
*	The recoverable amounts reflect the CGU's contribution to the integrated value chain and have been determined as described in the accounting policies below.

Significant impairment of assets in prior periods

2020
Segment and Cash-generating unit (CGU)	Description	Rm
Fuels segment
Sasolburg liquid fuels refinery	The impairment is mainly due to lower refining margins over the long-term and an increase in the WACC rate.	8 594
Secunda liquid fuels refinery	The impairment is mainly due to lower crude oil prices, an increase in the WACC rate and a higher cost to procure gas in the longer term.	3 834
Chemicals America
LLDPE & LDPE

At 30 June 2020, assets and liabilities relating to a combination of assets within Sasol Chemicals USA have been classified as held for sale. An impairment was recognised to reduce the carrying value of the disposal group down to its fair value less cost to sell, including any portion that Sasol might retain in the disposal group.

72 558
Chemicals Africa
Ammonia value chain*	The impairment is mainly due to lower international ammonia selling prices and a decrease in volumes based on reduced market demand and a reduction in gas allocated to the value chain.	2 736
Acrylates & Butanol value chain

The impairment is mainly due to significantly lower selling prices coupled with a long expected recovery period as operating rates are only expected to recover to pre-COVID-19 levels by 2027. The CGU was also impacted by an increase in the WACC rate and a higher cost to procure gas in the longer term.

6 766
Polyethylene value chain*	The impairment is mainly due to depressed selling prices caused by polyethylene overcapacity, worsened by the impact of COVID-19, and higher feedstock costs.	5 814
Chlor Vinyls value chain*	The impairment is mainly due to significant lower selling prices which were only partly offset by the weakening in the rand.	1 979
Chemical Work Up & Heavy Alcohols value chain*	The impairment is mainly due to significantly lower selling prices and an increase in the WACC rate. Overall Solvents prices decreased by 12% compared to the prior year.	1 668
Southern Africa Wax value chain*	The impairment is mainly due to lower wax selling prices, an increase in the WACC rate and the higher cost to procure gas in the longer term.	3 777
Chemicals Eurasia
Wax

The impairment is mainly due to lower wax selling prices, driven by the negative macro-economic conditions as well as increased market competition experienced from low cost paraffin wax producers. This was partly offset by increased volumes in the wax emulsion market.

2 838
Other		2 172
112 736
*	Impairment results for 2020 for these CGU's have been revised.

Segment and Cash-generating unit		2019
(CGU)	Description	Rm
Chemicals America
Tetramerization value chain (LCCP)	The impairments were driven by an increase in capital cost for the Lake Charles Chemicals Project (LCCP) and lower US ethylene and global mono-ethylene glycol price assumptions as at 30 June 2019.	7 403
Ethylene Oxide/Ethylene Glycol (EO/EG)

The upstream ethane cracker is a corporate asset and the increase in its capital cost has an impact on the downstream derivative units. All cash generating units linked to the LCCP were assessed for impairment.

		5 460
Sasol Canada – Shale gas assets	The impairment was resulted from the depressed Canadian gas price environment.	1 947
Chemicals Africa
Ammonia value chain	The impairment was as a result of lower international ammonia sales price assumptions in the short- to medium-term and increased gas feedstock prices in the longer term.	3 509
Other (net of reversal of impairment)		600
		18 919